Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table shows the total compensation for our CEO for the past three fiscal years as set forth in the Summary Compensation Table, the “compensation actually paid” to our CEO and, on an average basis our other NEOs (in each case, as determined under SEC rules), our TSR, the TSR of our peer group over the same period, our net income (loss), and the financial performance measure that we have selected for compensatory purposes, adjusted EBITDA. See “Compensation Discussion and Analysis” for information regarding the Company’s pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance.

					Value of $100 Investment Based on

Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid CEO (2)	Average Summary Compensation Table Total for other NEOs (3)	Average Compensation Actually Paid for NEOs (4)	TSR (5)	Peer Group TSR (6)	Net Income (loss) $ in millions (7)	Company Selected Measure: Adjusted EBITDA $ in millions (8)

2023	13,541,716	19,471,327	1,445,754	1,829,459	109.42	164.00	223.8	430
2022	6,274,658	(9,191,709)	1,519,954	342,164	75.18	114.00	202.9	385

2021	6,830,772	19,752,199	1,497,830	2,878,943	126.07	169.00	183.2	372
2020	5,073,042	(7,730,792)	1,207,543	(387,858)	80.05	122.00	(99.1)	330
(1)	Mr. Grizzle was the CEO for each of 2020, 2021, 2022 and 2023.
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to our CEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date) and certain adjustments in the values of pensions. Compensation actually paid generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals (as reflected in the significant decrease to 2020 and 2022 compensation actually paid). For information regarding the decisions made by our MDCC in regard to the CEOs compensation for each fiscal year, please see the “Compensation Discussion and Analysis” sections in this proxy statement and in the proxy statement for our annual meeting of shareholders for 2020, 2021 and 2022.

Year	2023	2022	2021	2020
CEO
SCT Total Compensation	13,541,716	6,274,658	6,830,772	5,073,042
Less: Stock Award Values Reported in SCT for the Covered Year ($)	(11,019,636)	(4,433,797)	(4,442,344)	(3,539,454)
Plus: Fair Value at Year-End for Stock Awards Granted in the Covered Year that Remain Outstanding ($)	15,171,133	1,376,041	7,261,925	1,030,646
Change in Fair Value during the Year of Outstanding Unvested Stock Awards Granted in Prior Years ($)	1,778,114	(8,646,831)	6,754,468	(8,114,358)
Change in Fair Value of Stock Awards Granted in Prior Years that Vested in the Covered Years ($)	—	(3,761,780)	3,347,378	(2,180,668)
Less: Fair Value of Stock Awards Forfeited during the Covered Year ($)	—	—	—	—
Compensation Actually Paid ($)	19,471,327	(9,191,709)	19,752,199	(7,730,792)

PAY VERSUS PERFORMANCE
(CONTINUED)

(3)	The following non-CEO named executive officers are included in the average figures shown
a.	2023: Christopher Calzaretta, Mark Hershey, Austin So and Monica Maheshwari
b.	2022: Christopher Calzaretta, Mark Hershey, Austin So and Ellen Romano
c.	2021: Brian MacNeal, Charles Chiappone, Mark Hershey, and Ellen Romano
d.	2020: Brian MacNeal, Charles Chiappone, Mark Hershey, and Ellen Romano

(4)
Average “compensation actually paid” for our
non-CEO
NEOs in each of 2023, 2022, 2021 and 2020 reflects the adjustments to the Summary Compensation Table totals required by the SEC rules. For information regarding the decisions made by our MDCC in regard to the non-CEO
NEOs compensation for each fiscal year, please see the “Compensation Discussion and Analysis” in this proxy statement and in the proxy statement for our annual meeting of shareholders for 2021, 2022 and 2023.

Year	2023	2022	2021	2020
Non-CEO NEOs
SCT Total Compensation	1,445,754	1,519,954	1,497,830	1,207,543
Less: Stock Award Values Reported in SCT for the Covered Year ($)	(638,773)	(884,408)	(631,405)	(489,702)
Plus: Fair Value at Year-End for Stock Awards Granted in the Covered Year that Remain Outstanding ($)	847,663	396,089	966,107	142,599
Change in Fair Value during the Year of Outstanding Unvested Stock Awards Granted in Prior Years ($)	170,743	(601,087)	706,872	(807,863)
Change in Fair Value of Stock Awards Granted in Prior Years that Vested in the Covered Years ($)	4,072	(88,384)	339,539	(312,079)
Less: Fair Value of Stock Awards Forfeited during the Covered Year ($)	—	—	—	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)				(128,357)
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)
Compensation Actually Paid ($)	1,829,459	342,164	2,878,943	(387,858)
(5)
For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of Armstrong World Industries for the measurement periods ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively, assuming $100 invested in our shares of Common Stock on December 31, 2019, and reinvestment of all dividends.

(6)
For the relevant fiscal year, represents the cumulative TSR of our financial peer group (“Peer Group TSR”) for the measurement periods ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively, assuming $100 invested in shares of common stock of our Peer Group on December 31, 2019, and reinvestment of all dividends. The financial peer group is composed of the following companies: Allegion PLC, A.O. Smith Corporation, Apogee Enterprises, Inc., Acuity Brands, Inc., Masonite International Corp., Fortune Brands Home & Security, Inc., James Hardie Industries, Lennox International Inc., Masco Corporation, Mohawk Industries, Inc., Owens Corning, Sherwin-Williams Company, Simpson Manufacturing Co., Inc. and Interface, Inc.

(7)
Reflects “Net Income (Loss)” as reported in the Company’s Consolidated Income Statements included in the Company’s Annual Reports on Form
10-K
for each of the years ended December 31, 2023, 2022, 2021 and 2020.

(8)
Company-selected Measure is adjusted EBITDA, which is operating income plus depreciation, amortization plus/minus non-cash
pension impact and plus/minus earnout/deferred purchase price accruals and certain acquisition-related charges, subject to certain exceptions and described more fully in “Compensation Discussion and Analysis” in this proxy statement.

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote
(3)	The following non-CEO named executive officers are included in the average figures shown
a.	2023: Christopher Calzaretta, Mark Hershey, Austin So and Monica Maheshwari
b.	2022: Christopher Calzaretta, Mark Hershey, Austin So and Ellen Romano
c.	2021: Brian MacNeal, Charles Chiappone, Mark Hershey, and Ellen Romano
d.	2020: Brian MacNeal, Charles Chiappone, Mark Hershey, and Ellen Romano

Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative TSR of our financial peer group (“Peer Group TSR”) for the measurement periods ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively, assuming $100 invested in shares of common stock of our Peer Group on December 31, 2019, and reinvestment of all dividends. The financial peer group is composed of the following companies: Allegion PLC, A.O. Smith Corporation, Apogee Enterprises, Inc., Acuity Brands, Inc., Masonite International Corp., Fortune Brands Home & Security, Inc., James Hardie Industries, Lennox International Inc., Masco Corporation, Mohawk Industries, Inc., Owens Corning, Sherwin-Williams Company, Simpson Manufacturing Co., Inc. and Interface, Inc.
PEO Total Compensation Amount	$ 13,541,716	$ 6,274,658	$ 6,830,772	$ 5,073,042
PEO Actually Paid Compensation Amount	$ 19,471,327	(9,191,709)	19,752,199	(7,730,792)
Adjustment To PEO Compensation, Footnote
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to our CEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date) and certain adjustments in the values of pensions. Compensation actually paid generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals (as reflected in the significant decrease to 2020 and 2022 compensation actually paid). For information regarding the decisions made by our MDCC in regard to the CEOs compensation for each fiscal year, please see the “Compensation Discussion and Analysis” sections in this proxy statement and in the proxy statement for our annual meeting of shareholders for 2020, 2021 and 2022.

Year	2023	2022	2021	2020
CEO
SCT Total Compensation	13,541,716	6,274,658	6,830,772	5,073,042
Less: Stock Award Values Reported in SCT for the Covered Year ($)	(11,019,636)	(4,433,797)	(4,442,344)	(3,539,454)
Plus: Fair Value at Year-End for Stock Awards Granted in the Covered Year that Remain Outstanding ($)	15,171,133	1,376,041	7,261,925	1,030,646
Change in Fair Value during the Year of Outstanding Unvested Stock Awards Granted in Prior Years ($)	1,778,114	(8,646,831)	6,754,468	(8,114,358)
Change in Fair Value of Stock Awards Granted in Prior Years that Vested in the Covered Years ($)	—	(3,761,780)	3,347,378	(2,180,668)
Less: Fair Value of Stock Awards Forfeited during the Covered Year ($)	—	—	—	—
Compensation Actually Paid ($)	19,471,327	(9,191,709)	19,752,199	(7,730,792)

Non-PEO NEO Average Total Compensation Amount	$ 1,445,754	1,519,954	1,497,830	1,207,543
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,829,459	342,164	2,878,943	(387,858)
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Average “compensation actually paid” for our
non-CEO
NEOs in each of 2023, 2022, 2021 and 2020 reflects the adjustments to the Summary Compensation Table totals required by the SEC rules. For information regarding the decisions made by our MDCC in regard to the non-CEO
NEOs compensation for each fiscal year, please see the “Compensation Discussion and Analysis” in this proxy statement and in the proxy statement for our annual meeting of shareholders for 2021, 2022 and 2023.

Year	2023	2022	2021	2020
Non-CEO NEOs
SCT Total Compensation	1,445,754	1,519,954	1,497,830	1,207,543
Less: Stock Award Values Reported in SCT for the Covered Year ($)	(638,773)	(884,408)	(631,405)	(489,702)
Plus: Fair Value at Year-End for Stock Awards Granted in the Covered Year that Remain Outstanding ($)	847,663	396,089	966,107	142,599
Change in Fair Value during the Year of Outstanding Unvested Stock Awards Granted in Prior Years ($)	170,743	(601,087)	706,872	(807,863)
Change in Fair Value of Stock Awards Granted in Prior Years that Vested in the Covered Years ($)	4,072	(88,384)	339,539	(312,079)
Less: Fair Value of Stock Awards Forfeited during the Covered Year ($)	—	—	—	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)				(128,357)
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)
Compensation Actually Paid ($)	1,829,459	342,164	2,878,943	(387,858)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Financial Performance Measures
. Listed below are the financial performance measures which in our assessment represent the most important financial performance measures we used to link compensation
actually paid to our named executive officers, for 2023, to company performance.
a.	Adjusted EBITDA
b.	Absolute Total Shareholder Return
c.	Adjusted Free Cash Flow
d.	Revenue
e.	Mineral Fiber Adjusted EBITDA

Total Shareholder Return Amount	$ 109.42	75.18	126.07	80.05
Peer Group Total Shareholder Return Amount	164	114	169	122
Net Income (Loss)	$ 223,800,000	$ 202,900,000	$ 183,200,000	$ (99,100,000)
Company Selected Measure Amount	430,000,000	385,000,000	372,000,000	330,000,000
PEO Name	Mr. Grizzle
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Company-selected Measure is adjusted EBITDA, which is operating income plus depreciation, amortization plus/minus non-cash
	pension impact and plus/minus earnout/deferred purchase price accruals and certain acquisition-related charges, subject to certain exceptions and described more fully in “Compensation Discussion and Analysis” in this proxy statement.
Measure:: 2
Pay vs Performance Disclosure
Name	Absolute Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Revenue
Measure:: 5
Pay vs Performance Disclosure
Name	Mineral Fiber Adjusted EBITDA
PEO | Stock Award Values Reported in STC for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (11,019,636)	$ (4,433,797)	$ (4,442,344)	$ (3,539,454)
PEO | Fair Value at YearEnd For Stock Awards Granted in the Covered Year that Remain Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,171,133	1,376,041	7,261,925	1,030,646
PEO | Change in Fair Value During the Year of Outstanding Unvested Stock Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,778,114	(8,646,831)	6,754,468	(8,114,358)
PEO | Change in Fair Value of Stock Awards Granted in Prior Years that Vested in the Covered Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(3,761,780)	3,347,378	(2,180,668)
PEO | Fair Value of Stock Awards Forfeited During the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Stock Award Values Reported in STC for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(638,773)	(884,408)	(631,405)	(489,702)
Non-PEO NEO | Fair Value at YearEnd For Stock Awards Granted in the Covered Year that Remain Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	847,663	396,089	966,107	142,599
Non-PEO NEO | Change in Fair Value During the Year of Outstanding Unvested Stock Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	170,743	(601,087)	706,872	(807,863)
Non-PEO NEO | Change in Fair Value of Stock Awards Granted in Prior Years that Vested in the Covered Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,072	(88,384)	339,539	(312,079)
Non-PEO NEO | Fair Value of Stock Awards Forfeited During the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	0
Non-PEO NEO | Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (128,357)